Real Estate Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Real Estate [Abstract]
Real Estate Investments

NOTE 4 — REAL ESTATE INVESTMENTS

The carrying value of real estate investments is as follows:

	September 30, 2017	December 31, 2016
	(in thousands)
Land	$4,143,513	$4,143,513
Buildings, building improvements, land improvements and integral equipment	7,315,659	7,324,657

	11,459,172	11,468,170
Less: Accumulated depreciation	(2,547,524)	(2,388,492)

	$8,911,648	$9,079,678

NOTE 4 — REAL ESTATE INVESTMENTS

The carrying value of real estate investments is as follows:

	December 31,
	2016	2015
	(in thousands)
Land	$4,143,513	$4,107,953
Buildings, building improvements, land improvements and integral equipment	7,324,657	5,857,232

	11,468,170	9,965,185
Less: Accumulated depreciation	(2,388,492)	(2,171,546)

	$9,079,678	$7,793,639